Investment Portfolio
(UNAUDITED) | 07.31.2022
CARILLON CLARIVEST INTERNATIONAL STOCK FUND
COMMON STOCKS - 98.3%	Shares	Value
Australia - 5.1%
BlueScope Steel Ltd.	115,688	$1,358,915
Commonwealth Bank of Australia	64,676	4,593,118
Computershare Ltd.	114,437	2,021,756
National Australia Bank Ltd.	212,085	4,580,293
Perseus Mining Ltd.	1,429,074	1,696,056
Sonic Healthcare Ltd.	79,739	1,920,235
South32 Ltd.	1,158,105	3,156,548
Austria - 0.3%
voestalpine AG	51,760	1,165,456
Belgium - 0.4%
Anheuser-Busch InBev S.A./N.V.	28,694	1,537,069
Canada - 1.1%
Loblaw Cos Ltd.	23,800	2,166,543
Nutrien Ltd.	23,800	2,037,371
China - 0.2%
Bank of China Ltd.	2,408,000	856,250
Denmark - 5.6%
AP Moeller-Maersk A/S, Class B	2,354	6,427,209
Danske Bank A/S	70,789	989,935
Genmab A/S*	9,599	3,415,517
Novo Nordisk A/S, Class B	83,160	9,685,966
Pandora A/S	8,760	650,796
Finland - 2.6%
Nokia Oyj	562,260	2,928,566
Nordea Bank Abp	688,251	6,786,137
France - 10.3%
Capgemini S.A.	18,835	3,592,515
Cie de Saint-Gobain	80,194	3,739,418
Eiffage S.A.	33,533	3,146,692
Engie S.A.	158,132	1,956,456
LVMH Moet Hennessy Louis Vuitton SE	11,515	7,995,461
Pernod Ricard S.A.	21,067	4,138,479
Publicis Groupe S.A.	20,892	1,111,771
Rexel S.A.*	63,561	1,129,630
Sanofi	54,258	5,391,786
Sartorius Stedim Biotech	3,935	1,574,149
TotalEnergies SE	66,029	3,372,573
Veolia Environnement S.A.	59,790	1,495,393
Germany - 7.3%
Bayer AG	37,441	2,183,934
Bayerische Motoren Werke AG	34,300	2,802,758
Brenntag SE	13,913	977,316
Deutsche Post AG	116,760	4,663,359
Deutsche Telekom AG	255,901	4,861,840
Infineon Technologies AG	104,693	2,871,140
Mercedes-Benz Group AG	46,153	2,721,816
Merck KGaA	33,026	6,290,131
Hong Kong - 1.5%
ASMPT Ltd.	140,800	1,121,843
China Conch Venture Holdings Ltd.	439,500	852,053
CK Hutchison Holdings Ltd.	585,500	3,883,785
Ireland - 0.3%
James Hardie Industries PLC, CDI	40,120	990,832
Israel - 1.5%
Bank Leumi Le-Israel B.M.	307,301	2,988,076
Teva Pharmaceutical Industries Ltd., Sponsored ADR*	283,200	2,656,416
Italy - 1.3%
Enel SpA	222,463	1,121,491
Eni SpA	168,300	2,023,056
Leonardo SpA	185,185	1,734,547
Japan - 25.4%
Canon, Inc.	294,000	6,955,401
Cosmo Energy Holdings Co. Ltd.	37,600	1,140,422
Electric Power Development Co. Ltd.	97,600	1,646,778
FUJIFILM Holdings Corp.	118,400	6,763,249
Fujitsu Ltd.	26,400	3,539,246
Honda Motor Co. Ltd.	103,100	2,642,164
Ibiden Co. Ltd.	36,200	1,068,319
ITOCHU Corp.	218,800	6,369,195
Marubeni Corp.	421,100	3,917,187
Mitsubishi Corp.	122,700	3,646,556
Mitsubishi UFJ Financial Group, Inc.	695,800	3,920,480
Mitsui & Co. Ltd.	76,800	1,694,383
Mizuho Financial Group, Inc.	107,180	1,278,269
Murata Manufacturing Co. Ltd.	48,900	2,856,284
Nippon Telegraph & Telephone Corp.	323,400	9,238,026
Nippon Yusen KK	73,900	5,804,942
Olympus Corp.	86,500	1,851,288
Ono Pharmaceutical Co. Ltd.	71,200	2,002,067
Sekisui House Ltd.	171,600	3,039,275
Seven & i Holdings Co. Ltd.	101,800	4,149,390
SoftBank Group Corp.	26,600	1,117,381
Sony Group Corp.	43,300	3,673,050
Sumitomo Corp.	319,300	4,489,344
Tokyo Electron Ltd.	10,672	3,673,234
Toyota Motor Corp.	554,800	9,004,980
Netherlands - 6.2%
Aegon N.V.	334,191	1,467,830
ASML Holding N.V.	11,346	6,521,180
ASR Nederland N.V.	22,931	958,453
Koninklijke Ahold Delhaize N.V.	154,210	4,246,729
NN Group N.V.	68,070	3,193,997
Signify N.V.	41,167	1,337,017
Stellantis N.V.	114,916	1,650,217
STMicroelectronics N.V.	103,148	3,903,470
Norway - 1.1%
Equinor ASA	84,679	3,260,473
Norsk Hydro ASA	124,391	842,778
Singapore - 0.7%
DBS Group Holdings Ltd.	111,500	2,544,246
Spain - 0.4%
Repsol S.A.	109,056	1,358,642
Sweden - 0.7%
SSAB AB, Class B	547,040	2,509,924
Switzerland - 8.2%
Alcon, Inc.	76,897	6,052,111
Cie Financiere Richemont S.A.	6,341	764,582
Julius Baer Group Ltd.	39,109	2,022,328
Nestle S.A.	23,831	2,919,948
Novartis AG	34,052	2,926,077
Roche Holding AG	20,660	6,859,213
Sonova Holding AG	10,848	3,907,254
UBS Group AG	338,189	5,526,118
United Kingdom - 18.1%
3i Group PLC	284,724	4,423,987
Anglo American PLC	36,616	1,323,486
Ashtead Group PLC	27,864	1,568,463
AstraZeneca PLC	46,643	6,135,502
BAE Systems PLC	165,174	1,552,434
Barclays PLC	1,407,329	2,695,840
Bellway PLC	27,912	834,127
BP PLC	444,512	2,175,567
British American Tobacco PLC	106,343	4,166,922
Centrica PLC*	1,359,969	1,457,210
Coca-Cola Europacific Partners PLC	74,336	4,023,064
Diageo PLC	167,152	7,918,329
Ferguson PLC	21,782	2,740,158
GSK PLC	206,557	4,339,817
Haleon PLC*	258,196	917,513
Imperial Brands PLC	210,930	4,631,266
Lloyds Banking Group PLC	2,868,804	1,588,342
Redrow PLC	135,501	958,082
Rio Tinto PLC	48,147	2,906,622
Shell PLC	132,121	3,524,516
SSE PLC	208,235	4,497,558
Standard Chartered PLC	252,834	1,742,713
Vodafone Group PLC	1,214,258	1,789,408
Total common stocks (cost $381,778,171)		369,526,875

PREFERRED STOCKS - 0.8%
Germany - 0.8%
Volkswagen AG	22,044	3,116,785
Total preferred stocks (cost $2,675,491)		3,116,785

EXCHANGE TRADED FUNDS - 0.3%
United States - 0.3%
iShares MSCI EAFE ETF	15,400	1,012,088
Total exchange traded funds (cost $958,871)		1,012,088
Total investment portfolio (cost $385,412,533) - 99.4%		373,655,748
Other assets in excess of liabilities - 0.6%		2,293,225
Total net assets - 100.0%		$375,948,973

* Non-income producing security
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
CDI - CHESS Depositary Interests

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report, other than Coca-Cola Europacific Partners PLC, iShares MSCI EAFE ETF, Loblaw Cos Ltd., Nutrien Ltd., and Teva Pharmaceutical Industries Ltd., Sponsored ADR, which are categorized as Level 1.  The total value of Level 1 and Level 2 investments as of the date of this report is $11,895,482 and $361,760,266, respectively.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.